Capital and Financial Risk Management - Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Capital And Financial Risk Management [Abstract]
Cash and cash equivalents	$ 191,081	$ 149,866	$ 465,708	$ 403,881
Short-term investments	136,062	200,229
Trade and other receivables	2,376	11,867
Total	$ 329,518	$ 361,961